Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales (note 23)	$ 67,414	$ 62,932	$ 71,774
Cost of sales	18,425	15,476	20,505
Gross profit	48,989	47,456	51,269
Selling, general and administrative expenses (including rent expenses incurred to related party of 2015 - $852, 2014 - $869, 2013 - $847) (note 12(b))	37,436	34,166	33,611
Provision (recovery) for doubtful accounts	(49)	329	(504)
Research and development expenses - (net of 2015- $16, 2014 - $nil, 2013 $nil in government research grants)	9,490	10,934	8,128
Loss on disposal and impairment of property, plant and equipment (note 8)	26	74	88
Government grants recognized in income	(1,637)	(104)	0
Total operating expenses	45,266	45,399	41,323
Operating income	3,723	2,057	9,946
Interest and financing expenses - (Including interest expenses incurred to related party, 2015 - $183, 2014 - $221, 2013 - $237) (note 12(b))	(1,920)	(3,407)	(3,031)
Interest income	1,155	2,684	2,167
Other income	73	1,312	329
Income from continuing operations before income taxes	3,031	2,646	9,411
Income tax benefit (expense) (note 14)	(2,516)	(1,458)	2,225
Income from continuing operations	515	1,188	11,636
Loss from discontinued operations, net of tax of nil (note 3)	(728)	(1,524)	(1,266)
Net income (loss)	(213)	(336)	10,370
Less: (income) attributable to non-controlling interests	(861)	(515)	(2,928)
Net income (loss) attributable to shareholders of Sinovac	(1,074)	(851)	7,442
Income (loss) from continuing operations	515	1,188	11,636
Loss from discontinued operations	(728)	(1,524)	(1,266)
Comprehensive income (loss)	(4,688)	(2,763)	13,056
Less: comprehensive (income)attributable to non-controlling interests	(298)	(207)	(3,244)
Comprehensive income (loss) attributable to shareholders of Sinovac	$ (4,986)	$ (2,970)	$ 9,812
Basic net income (loss) per share:
Continuing operations	$ (0.01)	$ 0.01	$ 0.15
Discontinued operations	(0.01)	(0.03)	(0.02)
Basic net income (loss) per share	(0.02)	(0.02)	0.13
Diluted net income (loss) per share:
Continuing operations	(0.01)	0.01	0.15
Discontinued operations	(0.01)	(0.03)	(0.02)
Diluted net income (loss) per share	$ (0.02)	$ (0.02)	$ 0.13
Weighted average number of shares of common stock outstanding
- Basic (in shares)	56,313,927	55,681,076	55,301,276
- Diluted (in shares)	56,313,927	56,114,202	55,802,338
Continuing Operations [Member]
Income tax benefit (expense) (note 14)	$ 2,516	$ 1,458	$ (2,225)
Foreign currency translation adjustments	(4,137)	(2,344)	2,589
Comprehensive income (loss)	(3,622)	(1,156)	14,225
Discontinued Operations [Member]
Income tax benefit (expense) (note 14)	0	0	0
Foreign currency translation adjustments	(338)	(83)	97
Loss from discontinued operations	0	0	0
Comprehensive income (loss)	$ (1,066)	$ (1,607)	$ (1,169)